As filed with the Securities and Exchange Commission on August 19, 2013

Securities Act Registration No. 33-10451

Investment Company Act Registration No. 811-4920

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Post-Effective Amendment No. 78	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 80	X
(Check appropriate box or boxes)

WASATCH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

505 Wakara Way, Suite 300

Salt Lake City, UT 84108

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (801) 533-0777

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Advisors, Inc. 505 Wakara Way, Suite 300 Salt Lake City, UT 84108	Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective:

( )	immediately upon filing pursuant to paragraph (b)
(X)	on August 29, 2013 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A for Wasatch Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 77 (“PEA No. 77”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-13-267224 on June 21, 2013, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 77 by means of this filing, Part A and Part B of PEA No. 77 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Investor Class shares of the Wasatch Emerging Markets Small Cap Fund, Wasatch Small Cap Growth Fund and Wasatch Small Cap Value Fund and the Prospectus for the Institutional Class shares of the Wasatch Small Cap Value Fund is incorporated herein by reference to Part A of PEA No. 78.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Investor Class shares of the Wasatch Emerging Markets Small Cap Fund, Wasatch Small Cap Growth Fund and Wasatch Small Cap Value Fund and the Statement of Additional Information for the Institutional Class shares of the Wasatch Small Cap Value Fund is incorporated herein by reference to Part B of PEA No. 78.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of Post-Effective Amendment No. 77.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 78 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 78 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 80 under the Investment Company Act of 1940, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Salt Lake City, and the State of Utah on the 19th day of August 2013.

WASATCH FUNDS TRUST

By	/s/ Samuel S. Stewart
Samuel S. Stewart, Jr., Ph.D., President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Samuel S. Stewart Samuel S. Stewart, Jr., Ph.D.	President and Trustee (principal executive officer)	August 19, 2013

/s/ Cindy B. Firestone Cindy B. Firestone	Treasurer (principal financial and accounting officer)	August 19, 2013

James U. Jensen* James U. Jensen, Esquire	Trustee	August 19, 2013

William R. Swinyard* William R. Swinyard	Trustee	August 19, 2013

D. James Croft* D. James Croft	Trustee	August 19, 2013

Miriam M. Allison* Miriam M. Allison	Trustee	August 19, 2013

Heikki Rinne* Heikki Rinne	Trustee	August 19, 2013

/s/ Russell L. Biles

Russell L. Biles

Attorney-in-Fact

August 19, 2013

*Signed pursuant to powers of attorney incorporated herein by reference to Exhibit q in Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on March 31, 2010 and power of attorney incorporated herein by reference to Exhibit q-1 in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 2, 2012.